Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013
Numerator for earnings per share - basic and diluted:
Net loss	$ (1,422)	$ (1,416)	$ (1,998)
Less: (Income)/loss allocable to noncontrolling interests - Predecessor		(6)	576
Less: Loss allocable to noncontrolling interests		262	262
Net loss attributable to common shareholders		$ (1,160)	$ (1,160)
Denominator for earnings per share - basic and diluted shares:		11,486,011	11,486,011
Basic and diluted earnings per share (in dollar per share)		$ (0.10)	$ (0.10)